Postretirement Benefits	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Compensation and Retirement Disclosure [Abstract]
Postretirement Benefits
8. POSTRETIREMENT BENEFITS

The Company has a number of non-contributory and contributory defined benefit retirement plans covering certain U.S. employees. Net periodic pension benefit cost is based on periodic actuarial valuations that use the projected unit credit method of calculation and is charged to the statements of operations on a systematic basis over the expected average remaining service lives of current participants. The benefits under the defined benefit plans are based on various factors, such as years of service and compensation.

The net periodic benefit cost for the three months ended December 30, 2016 and December 25, 2015 was as follows:

	Three Months Ended
(in thousands)	December 30, 2016	December 25, 2015
Service cost	$512	$474
Interest cost	948	1,036
Expected return on plan assets	(1,650)	(1,580)
Amortization of actuarial loss	326	180
Net periodic benefit cost	$136	$110

The amortization of actuarial loss is included as a component of cost of sales on the Company's condensed consolidated statements of operations.

Multi-Employer Plan- The Company has a liability of $6,438 as of December 30, 2016 and $6,507 as of September 30, 2016 representing the Company's proportionate share of a multi-employer pension plan which was exited in a prior year.

POSTRETIREMENT BENEFITS
The Company has a number of non-contributory and contributory defined benefit retirement plans covering certain U.S. employees. Net periodic pension benefit cost is based on periodic actuarial valuations that use the projected unit credit method of calculation and is charged to the statements of operations on a systematic basis over the expected average remaining service lives of current participants. Contribution amounts are determined based on local regulations and with the assistance of professionally qualified actuaries in the countries concerned. The benefits under the defined benefit plans are based on various factors, such as years of service and compensation.
The net periodic benefit cost for the periods presented was as follows:

	Fiscal Year Ended
(in thousands)	September 30, 2016	September 25, 2015	September 26, 2014
Service cost	$1,894	$2,509	$2,783
Interest cost	4,143	4,784	4,850
Expected return on plan assets	(6,318)	(6,803)	(6,265)
Amortization of actuarial loss	722	88	—
Net periodic benefit cost	$441	$578	$1,368
Weighted-average assumptions used to determine net periodic pension cost during the period:
Discount rate	4.2%	4.2%	4.6%
Expected return on plan assets	7.0%	7.0%	7.0%
Rate of compensation increase	N/a	N/a	N/a

The amounts amortized from accumulated other comprehensive loss is as follows:

	Fiscal Year Ended
(in thousands)	September 30, 2016	September 25, 2015	September 26, 2014
Amortization of unrecognized actuarial loss	$722	$88	$—

The estimated net actuarial loss for pension benefit plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year is expected to be approximately $1,303.
The change in the benefit obligations, plan assets and the amounts recognized on the consolidated balance sheets was as follows:

Change in benefit obligations:
Benefit obligations as of September 26, 2014	$116,648
Service cost	2,509
Interest cost	4,784
Actuarial loss	1,542
Benefits and administrative expenses paid	(4,283)
Benefit obligations as of September 25, 2015	121,200
Service cost	1,894
Interest cost	4,143
Actuarial loss	10,542
Benefits and administrative expenses paid	(4,627)
Benefit obligations as of September 30, 2016	$133,152

Change in plan assets:
Fair value of plan assets as of September 26, 2014	$99,820
Actual return on plan assets	(3,566)
Employer contributions	1,103
Benefits and administrative expenses paid	(4,283)
Fair value of plan assets as of September 25, 2015	93,074
Actual return on plan assets	9,122
Employer contributions	411
Benefits and administrative expenses paid	(4,627)
Fair value of plan assets as of September 30, 2016	$97,980
Funded status as of September 30, 2016	$(35,172)

	September 30, 2016	September 25, 2015
Amounts recognized in the consolidated balance sheets consist of:
Pension liabilities	$(35,172)	$(28,126)
Net amount recognized	$(35,172)	$(28,126)

Amounts recognized in accumulated other comprehensive loss (before income taxes) consist of:
Net actuarial loss	$(28,205)	$(21,189)
Total loss recognized	$(28,205)	$(21,189)

Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate	3.5%	4.2%
Rate of compensation increase	N/a	N/a

In determining the expected return on plan assets, the Company considers the relative weighting of plan assets by class, historical performance of asset classes over long-term periods, asset class performance expectations as well as current and future economic conditions. The Company’s investment strategy for its pension plans is to manage the plans on a going-concern basis. Current investment policy is to maximize the return on assets, subject to a prudent level of portfolio risk, for the purpose of enhancing the security of benefits for participants. For the pension plans, this policy targets a 60% allocation to equity securities and a 40% allocation to debt securities.

Pension plans have the following weighted-average asset allocations:

	September 30, 2016	September 25, 2015
Asset Category:
Equity securities	52%	59%
Debt securities	33%	40%
Cash and cash equivalents	15%	1%
Total	100%	100%

The Company evaluates its defined benefit plans’ asset portfolios for the existence of significant concentrations of risk. Such as investments in a single entity, industry, foreign country and individual fund manager. As of September 30, 2016, there were no significant concentrations of risk in the Company’s defined benefit plan assets.

The Company’s plan assets are accounted for at fair value and are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value of assets and their placement within the fair value hierarchy levels. The Company’s asset allocations by level within the fair value hierarchy for the years ended September 30, 2016 and September 25, 2015, are presented in the table below for the Company’s defined benefit plans.

	September 30, 2016				September 25, 2015
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity securities:
U.S. equity securities	$—	$28,798	$—	$28,798	$9,635	$26,682	$—	$36,317
Non-U.S. equity securities	—	21,754	—	21,754	—	18,990	—	18,990
Fixed income securities:
Government and government agency securities	—	7,688	—	7,688	—	17,890	—	17,890
Corporate debt securities	—	16,230	—	16,230	—	18,791	—	18,791
Mortgage and other asset-backed securities	—	8,454	—	8,454	—	376	—	376
Cash and cash equivalents	15,056	—	—	15,056	710	—	—	710
Total	$15,056	$82,924	$—	$97,980	$10,345	$82,729	$—	$93,074

Equity securities consist primarily of publicly traded U.S. and non-U.S. equities. Publicly traded securities are valued at the last trade or closing price reported in the active market in which the individual securities are traded. Certain equity securities are held within commingled funds, which are valued at the unitized net asset value ("NAV") or percentage of the NAV as determined by the custodian of the fund. These values are based on the fair value of the underlying net assets owned by the fund.

Fixed income securities consist primarily of government and agency securities, corporate debt securities, and mortgage and other asset-backed securities. When available, fixed income securities are valued at the closing price reported in the active market in which the individual security is traded. Government and agency securities and corporate debt securities are valued using the most recent bid prices or occasionally the mean of the latest bid and ask prices when markets are less liquid. Asset-backed securities including mortgage-backed securities are valued using broker/dealer quotes when available. When quotes are not available, fair value is determined by utilizing a discounted cash flow approach, which incorporates other observable inputs such as cash flows, underlying security structure and market information including interest rates and bid evaluations of comparable securities. As of September 30, 2016 and September 25, 2015, the Company did not have any Level 3 pension assets. Certain fixed income securities are held within commingled funds, which are valued utilizing NAV as determined by the custodian of the fund. These values are based on the fair value of the underlying net assets owned by the fund.

Cash and cash equivalents consist primarily of short-term commercial paper, and other cash or cash-like instruments including settlement proceeds due from brokers, stated at cost, which approximates fair value.

Transfers between levels of the fair value hierarchy (the "hierarchy") are recognized on the actual date of the event or circumstance giving rise to the transfer, which generally coincides with the Company’s valuation process. There were no transfers between levels of hierarchy during the fiscal years ended September 30, 2016 and September 25, 2015.

The strategy of the Company’s investment managers with regard to the investments valued using NAV or its equivalent is to either match or exceed relevant benchmarks associated with the respective asset category. The underlying investment funds are available to be redeemed on a daily basis. None of the investments valued using NAV or its equivalent contain any redemption restrictions or unfunded commitments.

The Company’s funding policy is to make contributions in accordance with appropriate laws and customs. The Company contributed $411 and $1,103 to its pension plans for the fiscal years ended September 30, 2016 and September 25, 2015.

The Company anticipates that it will contribute at least the minimum required contribution of $575 to its pension plans in fiscal 2017.

During the year ended September 26, 2014, the Company signed a new collective bargaining agreement with the United Steel Workers Local 9777-18. Effective April 10, 2017, the new agreement freezes the defined benefit pension plan whereby participants will no longer accrue credited service.

Benefit payments, which reflect future expected service as appropriate, are expected to be paid in each fiscal year as follows:

(in thousands)
2017	$4,926
2018	5,338
2019	5,659
2020	6,040
2021	6,358
2022-2026	35,361

Defined Contribution Retirement Plans- The Company also sponsors several defined contribution retirement plans - the 401(k) matching programs. Expense for the defined contribution plans is computed as a percentage of participants' compensation and was $2,817, $2,741 and $3,162 for the fiscal years ended September 30, 2016, September 25, 2015 and September 26, 2014, respectively.

Multi-Employer Plan- The Company has a liability of $6,507 as of September 30, 2016 and $6,778 as of September 25, 2015 representing the Company's proportionate share of a multi-employer pension plan which was exited prior to fiscal 2015.